FMI Funds, Inc.
FMI Large Cap Fund
Investor Class: FMIHX | Institutional Class: FMIQX
FMI Common Stock Fund
Investor Class: FMIMX | Institutional Class: FMIUX
FMI International Fund
Investor Class: FMIJX | Institutional Class: FMIYX
FMI International Fund II – Currency Unhedged
Investor Class: Not Available for Purchase | Institutional Class: FMIFX

May 15, 2023
Supplement to the Statutory Prospectus and Statement of Additional Information, each dated January 31, 2023, as supplemented
Address Change for FMI Funds, Inc.

    Effective June 1, 2023, the principal office of FMI Funds, Inc. (the “Corporation”) will be changed to 790 North Water Street, Suite 2100, Milwaukee, Wisconsin 53202. All references to the Corporation’s address are hereby amended to reflect the new address.

Address Change for Fiduciary Management, Inc.

    Effective June 1, 2023, the principal office of Fiduciary Management, Inc. (the “Adviser”) will be changed to 790 North Water Street, Suite 2100, Milwaukee, Wisconsin 53202. All references to the Adviser’s address are hereby amended to reflect the new address.

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Please read this Supplement carefully and keep for future reference.